SUPPLEMENT TO THE FIDELITY GROWTH COMPANY FUND AND
FIDELITY EMERGING GROWTH FUND
JANUARY 20, 1997
STATEMENT OF ADDITIONAL INFORMATION
The following information supplements the similar information found in the "Trustees and Officers" section beginning on page 19.
   ROBERT M. GATES (53), Trustee (1997), is a consultant, author, and lecturer (1993). Mr. Gates was Director of the Central Intelligence Agency
(CIA) from 1991-1993. From 1989 to 1991, Mr. Gates served as Assistant to the President of the United States and Deputy National Security Advisor. Mr. Gates is currently a Trustee for the Forum For International Policy, a Board Member for the Virginia Neurological Institute, and a Senior Advisor of the Harvard Journal of World Affairs. In addition, Mr. Gates also serves as a member of the corporate board for LucasVarity PLC (automotive components and diesel engines), Charles Stark Draper Laboratory (non-profit), NACCO Industries, Inc. (mining and manufacturing), and TRW Inc. (original equipment and replacement products).
The following information replaces the similar information found in the "Trustees and Officers" section beginning on page 19.
The following table sets forth information describing the compensation of each Trustee of each fund for his or her services for the fiscal year ended November 30, 1996.

COMPENSATION TABLE

Trustees                  Aggregate         Aggregate            Total
                          Compensation      Compensation         Compensation
                          from              from                 from the
                          Fidelity Growth   Fidelity Emerging    Fund Complex*
                          Company Fund      Growth Fund          A
                          A,B,D             A,C,D

J. Gary Burkhead **       $ 0               $ 0                  $ 0

Ralph F. Cox               2666              543                  137,700

Phyllis Burke Davis        2566              529                  134,700

Richard J. Flynn***        3267              675                  168,000

Edward C. Johnson 3d **    0                 0                    0

E. Bradley Jones           2592              534                  134,700

Donald J. Kirk             2623              541                  136,200

Peter S. Lynch **          0                 0                    0

William O. McCoy****       1534              318                  85,333

Gerald C. McDonough        2603              530                  136,200

Edward H. Malone***        2605              530                  136,200

Marvin L. Mann             2605              614                  134,700

Thomas R. Williams         2597              535                  136,200

* Information is as of December 31, 1996 for 235 funds in the complex.
** Interested Trustees of the fund are compensated by FMR.
*** Richard J. Flynn and Edward H. Malone served on the Board of Trustees through December 31, 1996.
****During the period from May 1, 1996 through December 31, 1996, William
O. McCoy served as a Member of the Advisory Board.
A Compensation figures include cash, a pro rata portion of benefits accrued under the retirement program for the period ended December 30, 1996 and required to be deferred, and may include amounts deferred at the election of Trustees.
B The following amounts are required to be deferred by each non-interested Trustee, most of which is subject to vesting: Ralph F. Cox, $102, Phyllis Burke Davis, $102, Richard J. Flynn, $0, E. Bradley Jones, $102, Donald J. Kirk, $102, William O. McCoy, $0, Gerald C. McDonough, $102, Edward H. Malone, $102, Marvin L. Mann, $102, and Thomas R. Williams, $102.
C The following amounts are required to be deferred by each non-interested Trustee, most of which is subject to vesting: Ralph F. Cox, $21, Phyllis Burke Davis, $21, Richard J. Flynn, $0, E. Bradley Jones, $21, Donald J. Kirk, $21, William O. McCoy, $0, Gerald C. McDonough, $21, Edward H. Malone, $21, Marvin L. Mann, $21, and Thomas R. Williams, $21.
D For the fiscal year ended November 30, 1996, certain of the non-interested trustees' aggregate compensation from a fund includes accrued voluntary deferred compensation as follows: Ralph F. Cox $2,564, Edward H. Malone $2,503, Marvin L. Mann $2,503 (for Growth Company); Ralph
F. Cox $522, Edward H. Malone $509, and Marvin L. Mann $509 (for Emerging
Growth).
Under a retirement program adopted in July 1988 and modified in November 1995 and November 1996, each non-interested Trustee who retired before December 30, 1996 may receive payments from a Fidelity fund during his or her lifetime based on his or her basic trustee fees and length of service. The obligation of a fund to make such payments is neither secured nor funded. A Trustee became eligible to participate in the program at the end of the calendar year in which he or she reached age 72, provided that, at the time of retirement, he or she had served as a Fidelity fund Trustee for at least five years.
The non-interested Trustees may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of a Deferred Compensation Plan (the Plan). Under the Plan, compensation deferred by a Trustee is periodically adjusted as though an equivalent amount had been invested and reinvested in shares of one or more funds in the complex designated by such Trustee (designated securities). The amount paid to the Trustee under the Plan will be determined based upon the performance of such investments. Deferral of fees in accordance with the Plan will have a negligible effect on the fund's assets, liabilities, and net income per share, and will not obligate the funds to retain the services of any Trustee or to pay any particular level of compensation to the Trustee. The funds may invest in such designated securities under the Plan without shareholder approval.
As of December 30, 1996, the non-interested Trustees terminated the retirement program for Trustees who retire after such date. In connection with the termination of the retirement program, each existing non-interested Trustee received a credit to his or her Plan account equal to the present value of the estimated benefits that would have been payable under the retirement program. The amounts credited to the non-interested Trustees' Plan accounts are subject to vesting. The termination of the retirement program and related crediting of estimated benefits to the Trustees' Plan accounts did not result in a material cost to the funds.

SUPPLEMENT TO THE FIDELITY NEW MILLENNIUMTM FUND
JANUARY 20, 1997
STATEMENT OF ADDITIONAL INFORMATION
The following information supplements the similar information found in the "Trustees and Officers" section beginning on page 17.
ROBERT M. GATES (53), Trustee (1997), is a consultant, author, and lecturer
(1993). Mr. Gates was Director of the Central Intelligence Agency (CIA) from 1991-1993. From 1989 to 1991, Mr. Gates served as Assistant to the President of the United States and Deputy National Security Advisor. Mr. Gates is currently a Trustee for the Forum For International Policy, a Board Member for the Virginia Neurological Institute, and a Senior Advisor of the Harvard Journal of World Affairs. In addition, Mr. Gates also serves as a member of the corporate board for LucasVarity PLC (automotive components and diesel engines), Charles Stark Draper Laboratory (non-profit), NACCO Industries, Inc. (mining and manufacturing), and TRW Inc. (original equipment and replacement products).
The following information replaces the similar information found in the "Trustees and Officers" section beginning on page 17.
The following table sets forth information describing the compensation of each Trustee of the fund for his or her services for the fiscal year ended November 30, 1996.
COMPENSATION TABLE

Trustees                  Aggregate        Total
                          Compensation     Compensation
                          from Fidelity    from the
                          New Millennium   Fund Complex*
                          Fund             A
                          A,B

J. Gary Burkhead **       $ 0              $ 0

Ralph F. Cox               309              137,700

Phyllis Burke Davis        298              134,700

Richard J. Flynn***        382              168,000

Edward C. Johnson 3d **    0                0

E. Bradley Jones           300              134,700

Donald J. Kirk             304              136,200

Peter S. Lynch **          0                0

William O. McCoy****       202              85,333

Gerald C. McDonough        304              136,200

Edward H. Malone***        300              136,200

Marvin L. Mann             300              134,700

Thomas R. Williams         302              136,200

* Information is as of December 31, 1996 for 235 funds in the complex.
** Interested Trustees of the fund are compensated by FMR.
*** Richard J. Flynn and Edward H. Malone served on the Board of Trustees through December 31, 1996.
****During the period from May 1, 1996 through December 31, 1996, William
O. McCoy served as a Member of the Advisory Board.
A Compensation figures include cash, a pro rata portion of benefits accrued under the retirement program for the period ended December 30, 1996 and required to be deferred, and may include amounts deferred at the election of Trustees.
B The following amounts are required to be deferred by each non-interested Trustee, most of which is subject to vesting: Ralph F. Cox, $12, Phyllis Burke Davis, $12, Richard J. Flynn, $0, E. Bradley Jones, $12, Donald J. Kirk, $12, William O. McCoy, $0, Gerald C. McDonough, $12, Edward H. Malone, $12, Marvin L. Mann, $12, and Thomas R. Williams, $12.
Under a retirement program adopted in July 1988 and modified in November 1995 and November 1996, each non-interested Trustee who retired before December 30, 1996 may receive payments from a Fidelity fund during his or her lifetime based on his or her basic trustee fees and length of service. The obligation of a fund to make such payments is neither secured nor funded. A Trustee became eligible to participate in the program at the end of the calendar year in which he or she reached age 72, provided that, at the time of retirement, he or she had served as a Fidelity fund Trustee for at least five years.
The non-interested Trustees may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of a Deferred Compensation Plan (the Plan). Under the Plan, compensation deferred by a Trustee is periodically adjusted as though an equivalent amount had been invested and reinvested in shares of one or more funds in the complex designated by such Trustee (designated securities). The amount paid to the Trustee under the Plan will be determined based upon the performance of such investments. Deferral of fees in accordance with the Plan will have a negligible effect on the fund's assets, liabilities, and net income per share, and will not obligate the funds to retain the services of any Trustee or to pay any particular level of compensation to the Trustee. The funds may invest in such designated securities under the Plan without shareholder approval.
As of December 30, 1996, the non-interested Trustees terminated the retirement program for Trustees who retire after such date. In connection with the termination of the retirement program, each existing non-interested Trustee received a credit to his or her Plan account equal to the present value of the estimated benefits that would have been payable under the retirement program. The amounts credited to the non-interested Trustees' Plan accounts are subject to vesting. The termination of the retirement program and related crediting of estimated benefits to the Trustees' Plan accounts did not result in a material cost to the funds.